EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Schedule of Issued Capital	Issued capital

	Value		Quantity
Description	Company’s capital (a)	Advance for future capital increase	Common shares	Preferred shares

At December 31, 2023	2,314,821	789	928,965,058	335,747,796
Capital payment	807	(807)	—	—
Share-based payment	—	18	—	3,000
At December 31, 2024	2,315,628	—	928,965,058	335,750,796
Increase capital	—	—	—	—
Conversion into shares – leases (b)	3,006,736	—	—	93,697,586
Conversion into shares – suppliers (b)	74,204	—	—	2,312,402
Conversion into shares – loans and financing (c)	1,613,050	—	—	450,572,669
Issuance of shares – controlling shareholders	72,000	—	1,200,000,063	—
Issuance of shares – public offering	48,392	—	—	13,517,180
Issuance of shares - preemptive right	1,849	—	—	189,120
At December 31, 2025	7,131,859	—	2,128,965,121	896,039,753

(a)Considers the amount of R$71,034 refers unpaid capital.
(b)Considers the conversion of 96,009,988 preferred shares, with an issuance value of R$32.09 per share and a fair value of R$3.29 per share, resulting in a fair value adjustment of R$2,765,066.
(c)Considers the conversion of 450,572,669 preferred shares, with an issuance value of R$3.58 per share and a fair value of R$1.95 per share, resulting in a fair value adjustment of R$734,433.

Schedule of Company Shareholding Structure
The Company’s shareholding structure is presented below:

	December 31, 2025			December 31, 2024
Shareholder	Common shares	Preferred shares	% economic participation	Common shares	Preferred shares	% economic participation

David Neeleman	67.0%	0.8%	2.9%	67.0%	2.2%	4.5%
Shareholders Trip (a)	33.0%	0.7%	1.4%	33%	1.8%	2.9%
Ballyfin Aviation II	—%	5.7%	5.6%	—%	—%	—%
United Airlines Inc	—%	2.1%	2.0%	—%	5.5%	5.4%
Others	—%	90.7%	88.1%	—%	90.4%	87.1%
Treasury shares	—%	—%	—%	—%	0.1%	0.1%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

(a)This refers to Trip Participações S.A., Trip Investimentos Ltda. and Rio Novo Locações Ltda.

Schedule of Schedule of Movement of Treasury Shares	Movement of treasury shares

Description	Number of shares	Value	Average cost (in R$)

At December 31, 2023	499,999	9,041	18.08
Repurchase	210,000	2,596	12.36
Alienation	(4,125)	(69)	—
Transfers	(441,379)	(7,234)	—
At December 31, 2024	264,495	4,334	16.39
Repurchase	4,000	4	1.00
Transfers	(179,816)	(2,905)	—
At December 31, 2025	88,679	1,433	16.16